John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 96.0%		$2,605,839,740
(Cost $2,300,899,949)
Austria 0.8%		20,317,329
ANDRITZ AG	384,811	20,317,329
Belgium 0.5%		13,777,177
Azelis Group NV	532,845	13,777,177
Bermuda 1.6%		42,171,018
Everest Group, Ltd.	116,976	42,171,018
Brazil 1.0%		26,943,598
Banco do Brasil SA	2,643,900	26,943,598
Canada 8.3%		226,624,038
Canadian Natural Resources, Ltd.	699,597	42,544,029
Cenovus Energy, Inc.	3,085,168	58,678,204
Kinross Gold Corp.	5,385,966	26,834,866
MEG Energy Corp. (A)	1,408,154	25,105,753
Suncor Energy, Inc.	717,794	22,459,470
Teck Resources, Ltd., Class B (B)	1,148,061	51,001,716
China 2.2%		61,030,514
Alibaba Group Holding, Ltd. (A)	4,775,700	61,030,514
Finland 1.0%		26,798,067
Metso Corp.	939,565	10,677,338
Nordea Bank ABP	1,424,301	16,120,729
France 7.8%		210,920,229
Airbus SE	153,780	22,651,905
AXA SA	1,249,346	38,403,630
Capgemini SE	128,832	23,346,862
Imerys SA	350,754	12,180,070
Kering SA	35,797	20,553,486
Rexel SA	1,058,118	25,524,307
Sanofi	475,527	50,731,629
SPIE SA	583,926	17,528,340
Germany 5.5%		149,938,731
Allianz SE	102,937	24,601,992
Commerzbank AG	3,468,664	41,490,558
Daimler Truck Holding AG	636,621	23,892,698
Rheinmetall AG	34,557	9,788,178
Siemens AG	294,323	50,165,305
Greece 0.6%		16,491,930
Hellenic Telecommunications Organization SA	1,044,981	16,491,930
India 1.4%		37,525,049
HDFC Bank, Ltd., ADR	549,576	37,525,049
Ireland 3.2%		87,088,897
CRH PLC	685,943	41,051,594
Ryanair Holdings PLC, ADR (A)	449,013	46,037,303
Japan 14.8%		400,626,943
Asahi Group Holdings, Ltd.	1,658,500	65,194,445
Chugai Pharmaceutical Company, Ltd.	593,600	17,666,276
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
IHI Corp.	551,700	$13,564,862
KDDI Corp.	1,447,200	42,593,557
Komatsu, Ltd.	811,000	22,719,719
Mitsubishi Electric Corp.	1,691,800	24,414,590
Mitsubishi Heavy Industries, Ltd.	471,500	22,369,873
Renesas Electronics Corp. (A)	1,834,100	35,386,835
Resona Holdings, Inc.	5,926,700	32,265,449
Sony Group Corp.	517,400	48,462,915
Sumitomo Mitsui Financial Group, Inc.	1,006,700	47,165,592
Suzuki Motor Corp.	717,600	28,822,830
Jordan 0.4%		11,032,263
Hikma Pharmaceuticals PLC	410,810	11,032,263
Luxembourg 1.4%		38,292,526
Tenaris SA	2,304,334	38,292,526
Netherlands 6.6%		177,855,883
Aalberts NV	477,296	21,537,856
ING Groep NV	3,811,840	55,640,424
Koninklijke Ahold Delhaize NV	1,154,972	39,810,489
Stellantis NV	2,965,043	60,867,114
Singapore 2.3%		63,340,225
Genting Singapore, Ltd.	22,183,900	15,691,264
United Overseas Bank, Ltd.	2,100,600	47,648,961
South Korea 2.2%		60,533,767
Hana Financial Group, Inc.	357,214	11,007,735
Samsung Electronics Company, Ltd.	904,541	49,526,032
Spain 1.8%		49,540,760
Banco Bilbao Vizcaya Argentaria SA	4,040,683	32,028,126
Bankinter SA	2,706,712	17,512,634
Sweden 0.4%		11,415,895
Svenska Handelsbanken AB, A Shares	1,300,222	11,415,895
Switzerland 9.2%		248,841,676
Glencore PLC	8,175,469	49,718,638
Novartis AG	839,281	87,870,385
STMicroelectronics NV	746,704	39,938,668
Swiss Re AG	291,863	30,452,804
The Swatch Group AG, Bearer Shares	71,609	22,917,787
UBS Group AG	808,666	17,943,394
United Kingdom 22.0%		597,785,098
AstraZeneca PLC	542,116	77,889,274
BAE Systems PLC	3,122,672	37,344,258
Beazley PLC (A)	3,688,922	25,990,904
BP PLC	6,650,750	41,264,301
Coca-Cola Europacific Partners PLC	726,737	46,067,858
CVS Group PLC	452,516	11,956,479
Endeavour Mining PLC (B)	712,579	17,216,674
Ferroglobe PLC (A)	2,495,512	13,525,675
Future PLC	1,149,933	12,348,934
IMI PLC	1,426,608	29,826,728
Inchcape PLC	1,396,895	14,691,182
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
Informa PLC	2,703,017	$26,300,059
JD Sports Fashion PLC	14,498,045	29,367,773
NatWest Group PLC	8,175,676	25,663,816
Nomad Foods, Ltd. (A)	1,021,337	18,159,372
Reckitt Benckiser Group PLC	418,234	31,330,832
Shell PLC	1,258,552	38,143,943
SSE PLC (B)	1,993,830	43,112,923
Tesco PLC	8,983,737	29,754,830
WH Smith PLC	1,451,649	27,829,283
United States 1.0%		26,948,127
Booking Holdings, Inc. (A)	9,071	26,948,127

	Yield (%)	Shares	Value
Short-term investments 6.9%			$189,173,068
(Cost $189,173,328)
Short-term funds 6.9%			189,173,068
Fidelity Government Portfolio, Institutional Class	5.2000(C)	117,394,424	117,394,425
John Hancock Collateral Trust (D)	5.2927(C)	7,181,455	71,778,643

Total investments (Cost $2,490,073,277) 102.9%	$2,795,012,808
Other assets and liabilities, net (2.9%)	(79,823,175)
Total net assets 100.0%	$2,715,189,633

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $68,781,057. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,105,886 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Financials	21.4%
Industrials	15.2%
Consumer discretionary	13.1%
Energy	9.8%
Health care	9.5%
Consumer staples	8.5%
Materials	7.8%
Information technology	5.5%
Communication services	3.6%
Utilities	1.6%
Short-term investments and other	4.0%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$20,317,329	—	$20,317,329	—
Belgium	13,777,177	—	13,777,177	—
Bermuda	42,171,018	$42,171,018	—	—
Brazil	26,943,598	26,943,598	—	—
Canada	226,624,038	226,624,038	—	—
China	61,030,514	—	61,030,514	—
Finland	26,798,067	—	26,798,067	—
France	210,920,229	—	210,920,229	—
Germany	149,938,731	—	149,938,731	—
Greece	16,491,930	—	16,491,930	—
India	37,525,049	37,525,049	—	—
Ireland	87,088,897	46,037,303	41,051,594	—
Japan	400,626,943	—	400,626,943	—
Jordan	11,032,263	—	11,032,263	—
Luxembourg	38,292,526	—	38,292,526	—
Netherlands	177,855,883	—	177,855,883	—
Singapore	63,340,225	—	63,340,225	—
South Korea	60,533,767	—	60,533,767	—
|	5

	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Spain	$49,540,760	—	$49,540,760	—
Sweden	11,415,895	—	11,415,895	—
Switzerland	248,841,676	—	248,841,676	—
United Kingdom	597,785,098	$94,969,579	502,815,519	—
United States	26,948,127	26,948,127	—	—
Short-term investments	189,173,068	189,173,068	—	—
Total investments in securities	$2,795,012,808	$690,391,780	$2,104,621,028	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,181,455	—	$506,375,007	$(434,570,955)	$(25,151)	$(258)	$392,827	—	$71,778,643
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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